UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2010




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2010

                                                                      (Form N-Q)

48461-0211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Wells Fargo Bank, N.A., or WestLB A.G.

================================================================================

1  | USAA Tax Exempt Money Market Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: E.I. du Pont de Nemours and Co., Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXMEPT MONEY MARKET FUND
December 31, 2010 (unaudited)

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (85.3%)

            ALABAMA (3.3%)
$   2,810   Auburn IDB (LOC - Compass Bank)                    1.34%       4/01/2019    $   2,810
    1,155   Demopolis IDB (LOC - Compass Bank)                 0.85        8/01/2022        1,155
    6,550   Eutaw IDB                                          0.51       12/01/2020        6,550
   11,105   Huntsville (LIQ) (a)                               0.37        5/01/2015       11,105
    1,875   Huntsville Educational Building Auth.
              (LOC - SunTrust Bank)                            2.70       12/01/2022        1,875
    6,050   Huntsville Educational Building Auth.
              (LOC - SunTrust Bank)                            0.98        9/01/2026        6,050
    2,245   Marengo County Port Auth.
              (LOC - Compass Bank)                             0.85        7/01/2026        2,245
    1,200   Oxford IDA (LOC - Federal Home Loan Bank of
              Atlanta)                                         0.44       12/01/2029        1,200
   10,000   Tuscaloosa County IDA
              (LOC - JPMorgan Chase Bank, N.A.)                0.39        3/01/2027       10,000
   10,000   Tuscaloosa County IDA (LOC - JPMorgan
              Chase Bank, N.A.)                                0.39       12/01/2027       10,000
   10,695   Tuscaloosa County Port Auth. (LOC - Federal
              Home Loan Bank of Atlant)                        0.40        5/01/2030       10,695
   32,500   Tuscaloosa County Port Auth. (LOC - Compass
              Bank)                                            1.00       12/01/2031       32,500
                                                                                         --------
                                                                                           96,185
                                                                                         --------
            ARIZONA (0.8%)
    4,950   Chandler IDA (LOC -Comerica Bank, N.A.)            0.40       12/01/2037        4,950
    5,175   Phoenix Civic Improvement Corp. (INS)(LIQ) (a)     0.35        7/01/2034        5,175
   12,500   Verrado Western Overlay Community Facilities
              District (LOC - Compass Bank)                    1.00        7/01/2029       12,500
                                                                                         --------
                                                                                           22,625
                                                                                         --------
            ARKANSAS (0.2%)
    5,175   Texarkana (LOC -  PNC Bank, N.A.)                  0.49        3/01/2021        5,175
                                                                                         --------
            COLORADO (6.2%)
    8,915   Arista Metropolitan District (LOC - Compass
              Bank)                                            1.00       12/01/2030        8,915
    7,900   Brighton Crossing Metropolitan District No. 4
              (LOC - Compass Bank)                             0.74       12/01/2034        7,900
    6,500   Cornerstar Metropolitan District Co.
              (LOC - Compass Bank)                             0.74       12/01/2037        6,500
   11,980   Denver Urban Renewal Auth. (LOC - Compass
              Bank)                                            1.00        9/01/2017       11,980
    1,410   Denver Urban Renewal Auth. (LOC - Compass
              Bank)                                            1.00        9/01/2017        1,410
    6,945   Denver Urban Renewal Auth. (LOC - Compass
              Bank)                                            1.00        9/01/2017        6,945
    9,400   Educational and Cultural Facilities Auth.
              (LOC - Key Bank, N.A.)                           1.00        8/01/2035        9,400

================================================================================

3  | USAA Tax Exempt Money Market Fund

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   9,625   Educational and Cultural Facilities Auth.
              (LOC - Fifth Third Bank)                         0.63%       5/15/2038    $   9,625
    1,885   El Paso County (LOC -JPMorgan Chase Bank,
              N.A.)                                            0.53       11/01/2021        1,885
    4,200   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                           0.77       12/01/2038        4,200
    1,045   Health Facilities Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.53        1/01/2018        1,045
    8,740   Health Facilities Auth. (LOC - Compass Bank)       0.66        8/15/2034        8,740
   23,490   Jefferson Metropolitan District (LIQ)(LOC - Bank
              of America, N.A.) (a)                            0.73       12/01/2028       23,490
   43,760   Lowry Economic Redevelopment Auth.
              (LOC - Compass Bank)                             1.00       12/01/2020       43,760
    3,570   NBC Metropolitan District (LOC - U.S. Bank,
              N.A.)                                            0.35       12/01/2030        3,570
      305   Postsecondary Educational Facilities Auth.
              (LOC - Wells Fargo Bank, N.A.)                   0.48        6/01/2011          305
    1,025   Postsecondary Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                0.53        4/01/2013        1,025
    6,640   Timnath Dev. Auth. (LOC - Compass Bank)            0.74       12/01/2029        6,640
   24,115   Univ. of Colorado Hospital Auth. (INS)(LIQ)        0.38       11/15/2033       24,115
                                                                                        ---------
                                                                                          181,450
                                                                                        ---------
            CONNECTICUT (1.1%)
   31,115   Health and Educational Facilities Auth.
              (LOC - Bank of America, N.A.)(LIQ) (a)           0.46        7/01/2026       31,115
    1,500   Health and Educational Facilities Auth.
              (LOC - Bank of America, N.A.)                    0.58        7/01/2036        1,500
                                                                                        ---------
                                                                                           32,615
                                                                                        ---------
            DELAWARE (0.6%)
    4,250   EDA (LOC - Wells Fargo Bank, N.A.)                 0.48        9/01/2012        4,250
    7,845   EDA (LOC - Citizens Bank of Pennsylvania)          0.41        7/01/2033        7,845
    6,600   EDA IDA                                            0.83       12/01/2014        6,600
                                                                                        ---------
                                                                                           18,695
                                                                                        ---------
            DISTRICT OF COLUMBIA (0.1%)
    3,100   District of Columbia (LOC - Bank of America,
              N.A.)                                            0.58        7/01/2022        3,100
                                                                                        ---------
            FLORIDA (5.1%)
   16,495   Broward County Housing Finance Auth.
              (LIQ)(NBGA) (a)                                  0.44        9/01/2032       16,495
   12,200   Escambia County                                    0.47        4/01/2039       12,200
   11,900   Florida Municipal Power Agency
              (LOC - SunTrust Bank)                            0.75       10/01/2030       11,900
    9,365   Highlands County Health Facilities Auth.
              (INS)(LIQ) (a)                                   0.35       11/15/2014        9,365
    1,140   Hillsborough County IDA (LIQ)(LOC - Citibank,
              N.A.) (a)                                        0.44        4/01/2014        1,140
   13,420   Housing Finance Corp. (LIQ)(NBGA) (a)              0.44       10/01/2032       13,420
    5,160   JEA (INS)(LIQ) (a)                                 0.39       10/01/2013        5,160
    3,500   Miami-Dade County (INS)(LIQ) (a)                   0.41        7/01/2018        3,500
   23,800   Miami-Dade County IDA
              (LOC - Manufacturers & Traders Trust Co.)        0.39       11/01/2042       23,800
    8,700   Miami-Dade County School Board (INS)(LIQ) (a)      0.36        5/01/2016        8,700
    8,055   Orange County IDA (LOC - SunTrust Bank)            0.98       10/01/2030        8,055
    2,000   Palm Beach County (LOC - Northern Trust Co.)       0.35        3/01/2027        2,000
   17,150   Peace River (INS)(LIQ) (a)                         0.38       10/01/2013       17,150
    1,000   St. Lucie County                                   0.34        9/01/2028        1,000
    1,885   Univ. of North Florida Financing Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.37       11/01/2027        1,885

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
$  11,460   West Palm Beach Utility System (LIQ) (a)           0.38%      10/01/2012    $  11,460
                                                                                        ---------
                                                                                          147,230
                                                                                        ---------
            GEORGIA (0.3%)
    3,000   Cobb County Dev. Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                            0.42        2/01/2030        3,000
    7,000   Floyd County Dev. Auth. (LOC - RBC Bank (USA))     0.40        4/01/2017        7,000
                                                                                        ---------
                                                                                           10,000
                                                                                        ---------
            ILLINOIS (6.7%)
   15,660   Aurora, Kane, DuPage, Will, and Kendall
              Counties (LOC - Fifth Third Bank)                0.70        6/01/2029       15,660
    2,600   Aurora, Kane, DuPage, Will, and Kendall
              Counties (LOC - Fifth Third Bank)                0.70        6/01/2029        2,600
   15,365   Chicago (INS)(LIQ) (a)                             0.38        7/01/2012       15,365
   13,325   Chicago (LIQ) (a)                                  0.39        5/01/2014       13,325
   19,995   Chicago (INS)(LIQ) (a)                             0.38        1/01/2015       19,995
    4,200   Dev. Finance Auth.                                 0.43        1/01/2016        4,200
    3,120   Finance Auth. (LOC - Fifth Third Bank)             1.34        3/01/2031        3,120
   22,500   Finance Auth. (LOC - Fifth Third Bank)             0.85        6/01/2038       22,500
    3,150   Finance Auth. (LOC - RBS Citizens, N.A.)           0.55        4/01/2041        3,150
   13,700   Finance Auth. (LOC - Fifth Third Bank)             0.85        7/01/2042       13,700
    6,500   Finance Auth. (LOC - RBS Citizens, N.A.)           0.55        9/01/2043        6,500
   30,000   Finance Auth. (LOC - RBS Citizens, N.A.)           0.37        1/01/2048       30,000
    2,855   Health Facilities Auth. (LOC - Fifth Third Bank)   0.70       11/01/2033        2,855
   11,465   Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC -   Deutsche Bank A.G.) (a)            0.37        6/15/2034       11,465
    6,000   Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.37       12/15/2039        6,000
    4,249   Springfield Airport Auth.                          0.60       10/15/2016        4,249
   20,760   Woodridge (INS)(LOC - Societe Generale)            0.37        7/01/2020       20,760
                                                                                        ---------
                                                                                          195,444
                                                                                        ---------
            INDIANA (1.5%)
    6,590   Berne (LOC - Federal Home Loan Bank of
              Indianapolis)                                    0.41       10/01/2033        6,590
    5,730   Evansville (LOC - Fifth Third Bank)                0.71        1/01/2025        5,730
    9,620   Finance Auth. (LOC - Federal Home Loan Bank
              of Indianapolis)                                 0.41        7/01/2029        9,620
    3,040   Finance Auth. (LOC - PNC Bank, N.A.)               0.44        6/01/2037        3,040
    1,300   Huntington                                         0.53        6/26/2014        1,300
    3,650   Jasper County (LOC - Fifth Third Bank)             0.90       12/01/2022        3,650
    1,400   St. Joseph County (LOC - Wells Fargo Bank,
              N.A.)                                            0.48        6/01/2022        1,400
    5,285   Winona Lake (LOC - Fifth Third Bank)               0.90        6/01/2031        5,285
    6,360   Winona Lake (LOC - Key Bank, N.A.)                 0.96        7/01/2031        6,360
                                                                                        ---------
                                                                                           42,975
                                                                                        ---------
            IOWA (5.2%)
    6,850   Chillicothe                                        0.43        1/01/2023        6,850
   12,750   Council Bluffs                                     0.43        1/01/2025       12,750
    8,000   Finance Auth. (NBGA)                               0.38       11/01/2035        8,000
   23,000   Finance Auth.                                      0.41        6/01/2036       23,000
   33,000   Finance Auth.                                      0.41        9/01/2036       33,000
    7,790   Finance Auth. (LOC - Wells Fargo Bank, N.A.)       0.41       11/01/2050        7,790
   16,000   Louisa County                                      0.43        9/01/2016       16,000
    3,900   Louisa County                                      0.43        3/01/2017        3,900
   34,900   Louisa County                                      0.43       10/01/2024       34,900
    1,280   Sheldon                                            0.64       11/01/2015        1,280

================================================================================

5  | USAA Tax Exempt Money Market Fund

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   5,500   Urbandale (LOC - Wells Fargo Bank, N.A.)           0.41%      11/01/2020    $   5,500
                                                                                        ---------
                                                                                          152,970
                                                                                        ---------
            KANSAS (0.1%)
    3,615   North Newton (LOC - U.S. Bank, N.A.)               0.37        1/01/2023        3,615
                                                                                        ---------
            KENTUCKY (1.9%)
    1,510   Boone County (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.53       11/01/2021        1,510
    8,500   Economic Dev. Finance Auth. (INS)(LIQ) (a)         0.38        6/01/2016        8,500
    2,000   Frankfort                                          0.53        5/07/2014        2,000
    9,490   Hancock County (LOC - BMO Bank of Montreal)        0.44        7/01/2011        9,490
   20,000   Hancock County (LOC - HSBC Bank USA)               0.44        7/01/2012       20,000
    1,330   Lexington-Fayette Urban County
              (LOC - JPMorgan Chase Bank, N.A.)                0.53        7/01/2021        1,330
    3,230   Lexington-Fayette Urban County (LOC - Federal
              Home Loan Bank of Cincinnati)                    0.59       12/01/2027        3,230
   10,110   Louisville and Jefferson County (INS)(LIQ) (a)     0.35       12/01/2012       10,110
                                                                                        ---------
                                                                                           56,170
                                                                                        ---------
            LOUISIANA (3.3%)
    6,600   Ascension Parish                                   0.43        3/01/2011        6,600
    1,295   Environmental Facilities and Community Dev.
              Auth. (LOC - Federal Home Loan Bank of
              Dallas)                                          0.40        4/01/2018        1,295
    1,865   Hammond Area Economic and Industrial Dev.
              District (LOC - Federal Home Loan Bank
              of Dallas)                                       0.40        3/01/2033        1,865
    9,090   New Orleans (LOC - Capital One, N.A.)              1.29        8/01/2024        9,090
    2,930   Public Facilities Auth. (LOC - Federal Home
              Loan Bank of Dallas)                             0.40       12/01/2014        2,930
   14,040   Public Facilities Auth. (INS)(LIQ) (a)             0.49        2/15/2015       14,040
    1,100   Public Facilities Auth.                            0.43        8/01/2017        1,100
    8,165   Public Facilities Auth. (LOC - Bank of New York
              Mellon)                                          0.49        4/01/2021        8,165
      550   Public Facilities Auth. (LOC - Capital One, N.A.)  1.29        7/01/2023          550
    1,225   Public Facilities Auth. (LOC - Capital One, N.A.)  1.29        7/01/2023        1,225
    3,920   Public Facilities Auth. (LOC - Capital One, N.A.)  1.29        7/01/2023        3,920
    2,695   Public Facilities Auth. (LOC - Capital One, N.A.)  1.29        7/01/2027        2,695
   25,000   St. James Parish (LOC - Natixis)                   0.39       11/01/2039       25,000
    7,640   St. Tammany Parish Dev. District
              (LOC - Federal Home Loan Bank of Dallas)         0.40        3/01/2033        7,640
    9,450   St. Tammany Parish Dev. District
              (LOC - SunTrust Bank)                            0.98        7/01/2038        9,450
                                                                                        ---------
                                                                                           95,565
                                                                                        ---------
            MARYLAND (1.4%)
    1,000   Baltimore County IDA                               0.53        3/01/2014        1,000
    7,500   Gaithersburg (LIQ)(LOC - Citibank, N.A.) (a)       0.44        7/01/2014        7,500
    1,600   Health and Educational Facilities Auth.
              (LOC - Manufacturers & Traders Trust Co.)        0.43        1/01/2033        1,600
   19,090   Montgomery County Auth.
              (LOC - Manufacturers & Traders Trust Co.)        0.44       12/01/2027       19,090
   10,500   Williamsport (LOC - Manufacturers & Traders
              Trust Co.)                                       0.39       11/01/2037       10,500
                                                                                        ---------
                                                                                           39,690
                                                                                        ---------
            MASSACHUSETTS (0.3%)
    9,830   Dev. Finance Agency (LOC -Sovereign Bank)          0.85        3/01/2024        9,830
                                                                                        ---------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            MICHIGAN (4.5%)
$  20,965   Building Auth. (INS)(LIQ) (a)                      0.38%      10/15/2014    $  20,965
    1,190   Higher Education Facilities Auth.
              (LOC - Comerica Bank, N.A.)                      0.41       10/01/2027        1,190
   13,495   Hospital Finance Auth. (LOC - Sovereign Bank)      0.80        9/01/2032       13,495
    7,760   Hospital Finance Auth. (LOC - Fifth Third Bank)    0.71        6/01/2035        7,760
   10,355   Huron County (LOC - Fifth Third Bank)              0.90       10/01/2028       10,355
   30,835   Marquette County (LOC - RBS Citizens, N.A.)        0.49        3/01/2033       30,835
    7,900   Northville EDC (LOC - Fifth Third Bank)            0.71        5/01/2014        7,900
   14,640   Oakland County EDC (LOC - Fifth Third Bank)        0.71        3/01/2029       14,640
    6,885   Oakland County EDC (LOC - Comerica Bank, N.A.)     0.40        5/01/2037        6,885
    4,525   Strategic Fund (LOC - Comerica Bank, N.A.)         0.39        7/01/2034        4,525
   13,655   Strategic Fund (LOC - Comerica Bank, N.A.)         0.39        7/01/2034       13,655
                                                                                        ---------
                                                                                          132,205
                                                                                        ---------
            MINNESOTA (0.4%)
    2,770   Canby Community Hospital District No.1             0.64       11/01/2026        2,770
    3,900   North Suburban Hospital District
              (LOC - Wells Fargo Bank, N.A.)                   0.48        2/01/2013        3,900
    4,675   Rochester (LOC - Royal Bank of Scotland N.V.)      1.34        4/01/2022        4,675
                                                                                        ---------
                                                                                           11,345
                                                                                        ---------
            MISSISSIPPI (0.8%)
    5,390   Business Finance Corp. (LOC - Federal Home
              Loan Bank of Dallas)                             0.40        3/01/2033        5,390
    7,160   Business Finance Corp. (LOC - Hancock Bank)        0.47        4/01/2033        7,160
    9,715   Business Finance Corp. (LOC - Hancock Bank)        0.47       12/01/2036        9,715
                                                                                        ---------
                                                                                           22,265
                                                                                        ---------
            MISSOURI (2.6%)
   11,420   Buchanan County (LOC -Wells Fargo Bank, N.A.)      0.37       10/01/2026       11,420
    7,250   Health and Educational Facilities Auth.
              (LOC - Commerce Bank, N.A.)                      0.38        7/01/2026        7,250
   27,910   Health and Educational Facilities Auth.
              (LOC - Fifth Third Bank)                         0.63        7/15/2037       27,910
   10,185   Health and Educational Facilities Auth.
              (LOC - Bank of Oklahoma, N.A.)                   0.48        7/01/2040       10,185
   17,000   Jackson County IDA (LOC - Commerce Bank, N.A.)     0.38        7/01/2025       17,000
    1,760   St. Louis County IDA (LOC - U.S. Bank, N.A.)       0.45        6/15/2024        1,760
                                                                                        ---------
                                                                                           75,525
                                                                                        ---------
            NEBRASKA (0.6%)
    4,385   Elementary and Secondary School Finance
              Auth. (LOC - Fifth Third Bank)                   0.63        9/01/2029        4,385
    2,130   Sarpy County                                       0.53        7/01/2013        2,130
   10,000   Washington County                                  0.41       12/01/2040       10,000
                                                                                        ---------
                                                                                           16,515
                                                                                        ---------
            NEW JERSEY (0.3%)
    3,070   EDA (LOC - Valley National Bank)                   0.60        3/01/2031        3,070
    6,455   EDA (LOC - Valley National Bank)                   0.43       11/01/2040        6,455
                                                                                        ---------
                                                                                            9,525
                                                                                        ---------

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            NEW MEXICO (0.2%)
$   5,000   Hospital Equipment Loan Council
              (LOC - SunTrust Bank)                            0.80%       7/01/2025    $   5,000
                                                                                        ---------
            NEW YORK (6.8%)
    2,710   Albany IDA (LOC - Bank of America, N.A.)           0.35        5/01/2027        2,710
    9,785   Albany IDA (LOC - Key Bank, N.A.)                  0.77        7/01/2035        9,785
    2,570   Broome County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.39        7/01/2023        2,570
   12,830   Broome County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.39        7/01/2040       12,830
    1,750   Chautauqua County IDA (LOC - PNC Bank,
              N.A.)                                            0.33        8/01/2030        1,750
    2,140   Clinton County IDA (LOC - Key Bank, N.A.)          0.77        7/01/2042        2,140
    5,565   Dormitory Auth. (LOC - Key Bank, N.A.)             0.77        7/01/2038        5,565
    5,750   East Rochester Housing Auth. (LOC - RBS
              Citizens, N.A.)                                  0.42       12/01/2036        5,750
    2,465   Erie County IDA (LOC - Key Bank, N.A.)             0.85        3/01/2024        2,465
    3,755   Essex County IDA (LOC - Key Bank, N.A.)            0.77        3/01/2032        3,755
    1,800   Guilderland IDA (LOC - Key Bank, N.A.)             0.85        7/01/2032        1,800
    5,000   Housing Finance Agency (LOC - Landesbank
              Baden-Wurttemberg)                               0.35       11/01/2041        5,000
    1,450   Lancaster IDA (LOC - Manufacturers & Traders
              Trust Co.)                                       0.39       11/01/2032        1,450
    2,000   Long Island Power Auth. (LOC - WestLB A.G.)        0.29        5/01/2033        2,000
    5,000   Long Island Power Auth. (LOC - JPMorgan
              Chase Bank, N.A.)(LOC - Landesbank
              Baden-Wurttemberg)                               0.35        5/01/2033        5,000
    8,735   Monroe County IDA (LOC - RBS Citizens, N.A.)       0.42        7/01/2027        8,735
   26,990   MTA (INS)(LIQ)                                     0.37       11/01/2029       26,990
    3,500   New York City (LOC - Manufacturers & Traders
              Trust Co.)                                       0.49       12/01/2040        3,500
    9,460   New York City IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.37       12/01/2034        9,460
   31,710   New York City IDA (LOC - Key Bank, N.A.)           1.00        7/01/2038       31,710
    6,380   New York City Municipal Water Finance Auth.
              (LIQ) (a)                                        0.34        6/15/2013        6,380
    6,525   New York City N Y IDA (LOC - Key Bank, N.A.)       1.00        7/01/2037        6,525
    9,900   Oneida County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.39        6/01/2030        9,900
    3,960   Onondaga County IDA (LOC - Key Bank, N.A.)         0.77        7/01/2025        3,960
    2,525   Ontario County IDA (LOC - Key Bank, N.A.)          1.00        7/01/2030        2,525
   10,910   Otsego County IDA (LOC - Key Bank, N.A.)           0.85        6/01/2027       10,910
    4,250   Rensselaer County IDA (LOC - RBS Citizens, N.A.)   0.39       10/30/2035        4,250
    2,395   St. Lawrence County (LOC - RBS Citizens, N.A.)     0.48        7/01/2037        2,395
    1,410   State Dormitory Auth. (LOC -Key Bank, N.A.)        0.77       11/01/2036        1,410
    4,110   Utica IDA (LOC - RBS Citizens, N.A.)               0.48       10/01/2025        4,110
                                                                                        ---------
                                                                                          197,330
                                                                                        ---------
            OHIO (4.0%)
   12,600   Air Quality Dev. Auth.                             0.60        9/01/2030       12,600
   15,200   Air Quality Dev. Auth. (LOC - Key Bank, N.A.)      1.00        6/01/2033       15,200
    3,475   Cuyahoga County (LOC - Key Bank, N.A.)             0.85        6/01/2022        3,475
    5,690   Cuyahoga County (LOC - Key Bank, N.A.)             0.90        6/01/2038        5,690
    8,510   Delaware County (LOC - Fifth Third Bank)           0.71       10/01/2033        8,510
   10,000   Hamilton County (INS)(LIQ) (a)                     0.49        6/01/2015       10,000
    1,870   Hamilton County (LOC - Fifth Third Bank)           0.71        4/01/2028        1,870
    7,300   Higher Educational Facilities (LOC - Fifth Third
              Bank)                                            1.00        9/01/2036        7,300
    3,600   Hilliard (LOC - U.S. Bank, N.A.)                   0.44        8/01/2012        3,600

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   8,945   Housing Finance Agency (INS)(LOC - Societe
              Generale)                                        0.37%       9/01/2026    $   8,945
    2,800   Meigs County (LOC - U.S. Bank, N.A.)               0.44        8/01/2012        2,800
   21,875   Northeast Regional Sewer District (LIQ) (a)        0.38        5/15/2015       21,875
    2,560   Portage County (LOC - JPMorgan Chase Bank, N.A.)   0.50       12/01/2022        2,560
    2,375   Summit County (LOC - Fifth Third Bank)             0.70        8/01/2030        2,375
    2,845   Summit County (LOC - Fifth Third Bank)             0.90       11/01/2036        2,845
    3,000   Warren County (LOC - U.S. Bank, N.A.)              0.44        8/01/2012        3,000
    3,110   Wayne County (LOC - Fifth Third Bank)              0.90        9/01/2021        3,110
                                                                                        ---------
                                                                                          115,755
                                                                                        ---------
            OKLAHOMA (4.0%)
    8,700   Garfield County Industrial Auth.                   0.49        1/01/2025        8,700
    2,290   IDA (LOC - JPMorgan Chase Bank, N.A.)              0.53        8/01/2018        2,290
   32,400   Muskogee Industrial Trust                          0.48        1/01/2025       32,400
   56,000   Muskogee Industrial Trust                          0.50        6/01/2027       56,000
    6,200   Tulsa Industrial Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.39       10/01/2014        6,200
   11,100   Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
              N.A.)                                            0.53       11/01/2026       11,100
                                                                                        ---------
                                                                                          116,690
                                                                                        ---------
            OREGON (1.3%)
   38,100   Port of Portland (LOC - Bank of
              Tokyo - Mitsubishi UFJ, Ltd.)                    0.42       12/01/2014       38,100
                                                                                        ---------
            PENNSYLVANIA (2.6%)
    6,100   Allegheny County Hospital Dev. Auth.
              (LOC - SunTrust Bank)                            1.03        9/01/2027        6,100
    5,250   Chartiers Valley Industrial and Commercial
              Dev. Auth.                                       1.10       11/15/2017        5,250
    6,000   Cumberland County (LOC - Manufacturers &
              Traders Trust Co.)                               0.39       12/01/2018        6,000
   27,000   Emmaus General Auth. (INS)(LIQ)                    0.38       12/01/2028       27,000
    2,300   Higher Educational Facilities Auth.
              (LOC - Fulton Bank)                              1.80       11/01/2028        2,300
    2,200   Higher Educational Facilities Auth.
              (LOC - Fulton Bank)                              1.80       11/01/2033        2,200
   19,995   Northampton County (LOC - Bank of America,
              N.A.)(LIQ) (a)                                   0.46        8/15/2032       19,995
    5,465   Westmoreland County IDA
              (LOC - Sovereign Bank)                           0.66        1/01/2036        5,465
                                                                                        ---------
                                                                                           74,310
                                                                                        ---------
            PUERTO RICO (0.7%)
   18,190   Commonwealth (LIQ)(LOC - Bank of America,
              N.A.) (a)                                        0.52        7/01/2011       18,190
    2,000   Commonwealth (INS)(LIQ) (a)                        0.38        7/01/2039        2,000
                                                                                        ---------
                                                                                           20,190
                                                                                        ---------
            RHODE ISLAND (0.7%)
    6,670   EDC (LOC - RBS Citizens, N.A.)                     0.54       10/01/2034        6,670
    6,905   Health and Educational Building Corp.
              (LOC - U.S. Bank, N.A.)                          0.54       12/01/2029        6,905
    5,800   Health and Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                       0.54       12/01/2036        5,800
                                                                                        ---------
                                                                                           19,375
                                                                                        ---------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (0.5%)
$  15,000   Jobs Economic Dev. Auth. (LOC - Natixis)           0.41%      11/15/2042    $  15,000
                                                                                        ---------
            SOUTH DAKOTA (0.6%)
    5,975   Health and Educational Facilities Auth.            0.64       11/01/2020        5,975
    3,620   Health and Educational Facilities Auth.            0.64       11/01/2025        3,620
    7,620   Health and Educational Facilities Auth.            0.64       11/01/2027        7,620
                                                                                        ---------
                                                                                           17,215
                                                                                        ---------
            TENNESSEE (0.7%)
    7,100   Hendersonville IDB (LOC - Fifth Third Bank)        0.78        5/01/2036        7,100
    4,530   Memphis-Shelby County (LOC - SunTrust Bank)        1.03        1/01/2028        4,530
    2,430   Metropolitan Government of Nashville and
              Davidson County (LOC - Fifth Third Bank)         0.71       12/01/2024        2,430
    5,000   Shelby County Health, Educational, and
              Housing Facility Board (LOC - SunTrust Bank)     0.80       10/01/2022        5,000
                                                                                        ---------
                                                                                           19,060
                                                                                        ---------
            TEXAS (7.2%)
   11,000   Atascosa County IDC (NBGA)                         0.48        6/30/2020       11,000
      385   Bell County Health Facilities Dev. Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                0.83        5/01/2023          385
   23,290   Brazos County Health Facilities Dev.
              (LOC - Bank of America, N.A.)(LIQ) (a)           0.53        1/01/2019       23,290
    2,515   Cameron Education Corp. (LOC - JPMorgan
              Chase Bank, N.A.)                                0.53        6/01/2031        2,515
    8,870   Crawford Education Facilities Corp.
              (LOC - BNP Paribas)                              0.52        5/01/2035        8,870
    9,570   El Paso County Hospital District (LIQ) (a)         0.39        8/15/2013        9,570
   10,220   Forney ISD (LIQ)(NBGA) (a)                         0.33        8/15/2033       10,220
   22,000   Harris County Health Facilities Dev.
              (LOC - Compass Bank)                             0.53       11/15/2047       22,000
   21,335   Houston (INS)(LIQ) (a)                             0.36       11/01/2011       21,335
    7,435   Judson ISD (INS)(LIQ) (a)                          0.35        2/01/2031        7,435
    1,800   North Central IDA                                  0.53       10/01/2013        1,800
   15,985   Student Housing Auth. (LIQ)(NBGA) (a)              0.44       10/01/2033       15,985
   34,910   Tarrant County Health Facilities Dev. Corp.
              (LOC - HSH Nordbank A.G.)                        1.27        8/15/2036       34,910
   14,470   Tarrant County Housing Finance Corp.
              (LIQ)(NBGA) (a)                                  0.37       11/01/2029       14,470
   19,500   Transportation Commission (LIQ) (a)                0.34        4/01/2033       19,500
    7,700   Trinity River IDA                                  0.48        1/01/2013        7,700
                                                                                        ---------
                                                                                          210,985
                                                                                        ---------
            VIRGINIA(2.1%)
    3,000   Alexandria IDA (LOC -Branch Banking & Trust Co.)   0.34       10/01/2030        3,000
   13,525   Alexandria IDA (LOC - SunTrust Bank)               0.80       10/01/2043       13,525
    7,770   Harrisonburg IDA (LOC - Sovereign Bank)            0.80        4/01/2036        7,770
   22,385   Harrisonburg Redevelopment and Housing Auth.
              (LIQ)(NBGA) (a)                                  0.37        2/01/2026       22,385
    6,000   Lexington IDA                                      0.28        1/01/2035        6,000
    2,860   Norfolk Redevelopment and Housing Auth.
              (LOC - Bank of America, N.A.)                    0.42        7/01/2034        2,860
    2,175   Russell County IDA (LOC - U.S. Bank, N.A.)         0.40        7/01/2038        2,175
    2,800   Suffolk Redevelopment and Housing Auth.
              (LIQ)(NBGA) (a)                                  0.37        7/01/2024        2,800
                                                                                        ---------
                                                                                           60,515
                                                                                        ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            WASHINGTON (3.2%)
$   5,000   Economic Dev. Finance Auth. (LOC - Bank of
              the West)                                        0.38%       2/12/2019   $    5,000
    5,645   Health Care Facilities Auth. (INS)(LIQ) (a)        0.44        8/15/2013        5,645
   32,200   Health Care Facilities Auth. (INS)(LIQ)            0.90       12/01/2036       32,200
   10,490   Higher Education Facilities Auth.                  0.35       10/01/2031       10,490
   40,350   Housing Finance Commission (LOC - HSH
              Nordbank A.G.)                                   1.27        3/01/2036       40,350
                                                                                       ----------
                                                                                           93,685
                                                                                       ----------
            WEST VIRGINIA (2.3%)
    2,775   Harrison County (LOC - U.S. Bank, N.A.)            0.44       12/01/2012        2,775
   32,850   Hospital Finance Auth. (LOC - Fifth Third Bank)    1.00       10/01/2033       32,850
   17,500   Jackson County (LOC - Credit Agricole
              Corporate and Investment Bank)                   0.37        1/01/2041       17,500
    9,630   Marshall County                                    0.43        3/01/2026        9,630
    3,100   Monongalia County (LOC - U.S. Bank, N.A.)          0.44       12/01/2012        3,100
    2,200   Ripley (LOC - U.S. Bank, N.A.)                     0.44       12/01/2012        2,200
                                                                                       ----------
                                                                                           68,055
                                                                                       ----------
            WISCONSIN (0.8%)
   14,600   Germantown                                         0.41        4/01/2032       14,600
      820   Health and Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                0.53        5/01/2026          820
    1,815   Milwaukee Redevelopment Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                0.45        5/01/2025        1,815
    7,185   Wind Point (LOC - U.S. Bank, N.A.)                 0.54        9/01/2035        7,185
                                                                                       ----------
                                                                                           24,420
                                                                                       ----------
            WYOMING (0.3%)
   10,000   Platte County (NBGA)                               0.46        7/01/2014       10,000
                                                                                       ----------
            Total Variable-Rate Demand Notes (cost: $2,486,399)                         2,486,399
                                                                                       ----------

            PUT BONDS (4.2%)

            ALABAMA (1.0%)
   29,000   Mobile IDB                                         1.00        7/15/2034       29,000
                                                                                       ----------
            GEORGIA (0.3%)
    7,500   Monroe County Dev. Auth.                           0.80       11/01/2048        7,500
                                                                                       ----------
            MASSACHUSETTS (0.5%)
   15,000   Health and Educational Facilities Auth.            0.60       10/01/2037       15,000
                                                                                       ----------
            MONTANA (1.6%)
    9,355   Board of Investments (NBGA)                        0.50        3/01/2017        9,355
   12,010   Board of Investments (NBGA)                        0.50        3/01/2018       12,010
   11,680   Board of Investments (NBGA)                        0.50        3/01/2025       11,680
   12,710   Board of Investments (NBGA)                        0.50        3/01/2028       12,710
                                                                                       ----------
                                                                                           45,755
                                                                                       ----------
            NEW YORK (0.7%)
   20,500   Liberty Dev. Corp.                                 0.32       12/01/2049       20,500
                                                                                       ----------

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
            VIRGINIA (0.1%)
$   3,000   Norfolk EDA                                        0.48%      11/01/2034    $   3,000
                                                                                        ---------
            Total Put Bonds (cost: $120,755)                                              120,755
                                                                                        ---------

            FIXED-RATE INSTRUMENTS (11.5%)

            CALIFORNIA (0.7%)
   20,000   Turlock Irrigation District                        0.75        8/12/2011       20,000
                                                                                        ---------
            IOWA (0.1%)
    3,835   Dubuque Community School District                  1.50        1/01/2011        3,835
                                                                                        ---------
            KENTUCKY (0.4%)
   11,000   Rural Water Finance Corp.                          1.25        1/01/2011       11,000
                                                                                        ---------
            MICHIGAN (0.9%)
   27,000   Michigan St                                        2.00        9/30/2011       27,315
                                                                                        ---------
            MINNESOTA (1.7%)
    2,540   Albany ISD (NBGA)                                  1.00        9/14/2011        2,549
    1,000   Blooming Prairie ISD (NBGA)                        1.50        8/13/2011        1,005
    2,245   Greenway ISD (NBGA)                                1.00        9/07/2011        2,252
    6,000   Itasca County ISD (NBGA)                           1.00        9/28/2011        6,023
    1,800   Kenyon Wanamingo ISD (NBGA)                        1.50        9/12/2011        1,812
    1,400   Kimball ISD (NBGA)                                 1.00        9/09/2011        1,404
    2,000   Lake Superior ISD (NBGA)                           1.50        8/05/2011        2,009
    3,000   Le Sueur Henderson ISD (NBGA)                      1.00        9/07/2011        3,010
    5,000   Litchfield ISD (NBGA)                              1.00        9/07/2011        5,017
    2,000   Martin County West ISD (NBGA)                      1.00        9/30/2011        2,008
    1,270   Nashwauk Keewatin ISD (NBGA)                       1.50        8/27/2011        1,278
    1,000   Red Wing ISD (NBGA)                                1.50        8/13/2011        1,005
    3,000   Rocori Area Schools (NBGA)                         1.50        9/30/2011        3,022
    4,300   Roseville ISD (NBGA)                               1.50        9/30/2011        4,334
    2,280   Royalton ISD (NBGA)                                1.00        9/30/2011        2,289
    5,000   St. Cloud ISD (NBGA)                               1.50        8/19/2011        5,031
    5,130   Warroad ISD (NBGA)                                 1.50        9/23/2011        5,166
    1,600   West Central Area Schools (NBGA)                   1.50        8/27/2011        1,609
                                                                                        ---------
                                                                                           50,823
                                                                                        ---------
            MISSOURI (0.8%)
   22,000   St. Louis                                          2.00        6/01/2011       22,131
                                                                                        ---------
            OHIO (1.1%)
    4,670   Columbus                                           2.00       12/01/2011        4,735
   17,350   Hudson                                             1.00        9/29/2011       17,414
    1,750   South Euclid                                       1.50        9/28/2011        1,762
    8,000   Univ. of Toledo                                    1.50        6/01/2011        8,026
                                                                                        ---------
                                                                                           31,937
                                                                                        ---------
            TEXAS (5.8%)
   15,000   Dallas Area Rapid Trst                             0.32        1/12/2011       15,000
   20,000   Dallas Area Rapid Trst                             0.32        1/12/2011       20,000
   20,000   Dallas Area Rapid Trst                             0.31        1/20/2011       20,000
   10,000   Dallas Area Rapid Trst                             0.32        1/20/2011       10,000
    1,000   Houston                                            0.36        1/11/2011        1,000
   15,000   Houston                                            0.30        2/03/2011       15,000
   11,000   Houston                                            0.31        2/09/2011       11,000
   10,000   Houston                                            0.45        2/09/2011       10,000

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON         FINAL          VALUE
(000)       SECURITY                                           RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   5,000   Houston                                            0.35%      2/10/2011    $     5,000
   20,000   Houston                                            0.34       3/09/2011         20,000
   12,000   Houston                                            0.35       3/16/2011         12,000
   30,000   State                                              2.00       8/31/2011         30,328
                                                                                       -----------
                                                                                           169,328
                                                                                       -----------
            Total Fixed-Rate Instruments (cost: $336,369)                                  336,369
                                                                                       -----------

            TOTAL INVESTMENTS (COST: $2,943,523)                                       $ 2,943,523
                                                                                       ===========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                       (LEVEL 1)
                                     QUOTED PRICES      (LEVEL 2)
                                       IN ACTIVE          OTHER         (LEVEL 3)
                                        MARKETS        SIGNIFICANT     SIGNIFICANT
                                     FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                  ASSETS           INPUTS           INPUTS             TOTAL
--------------------------------------------------------------------------------------------------
  VARIABLE-RATE DEMAND NOTES         $           -     $ 2,486,399     $          -     $2,486,399
  PUT BONDS                                      -         120,755                -        120,755
  FIXED-RATE INSTRUMENTS                         -         336,369                -        336,369
--------------------------------------------------------------------------------------------------
Total                                $           -     $ 2,943,523     $          -     $2,943,523
--------------------------------------------------------------------------------------------------

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,914,010,000 at December 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

15 | USAA Tax Exempt Money Market Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.